CONVERTIBLE NOTES (Tables)	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Schedule of net carrying amount
The net carrying amount of the 2025 Convertible Notes were as follows:

	December 31,
	2023	2022

Principal original amount	$575,000	$575,000
Unamortized debt issuance costs	$(5,286)	$(8,434)
Converted to shares	—	—

Net carrying amount	$569,714	$566,566
NOTE 10:-    CONVERTIBLE NOTES (Cont.)

The Company recognized interest expense on the 2025 Convertible Notes as follows:

	Year ended December 31,
	2023	2022	2021

Amortization of debt issuance costs	$3,148	$3,131	$3,114
The net carrying amount of the 2023 Convertible Notes were as follows:

	December 31,
	2023	2022

Principal original amount	$442,750	$442,750
Unamortized debt issuance costs	—	(1,046)
Converted to shares	(80,083)	(80,083)
Repayment of convertible notes	(362,667)	—

Net carrying amount	$—	$361,621

The Company recognized interest expense on the 2023 Convertible Notes as follows:

	Year ended December 31,
	2023	2022	2021

Amortization of debt issuance costs	$1,046	$2,082	$2,184